INCOME TAXES	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Goodvision Inc [Member]
IncomeTaxesLineItem [Line Items]
INCOME TAXES

Note 10. Income Taxes

The Company’s operating subsidiary, Goodvision California, is a California C corporation subject to U.S. federal income taxes at the statutory rate of 21% and California state income and franchise taxes. The Company (the Cayman Islands parent) is an exempted company incorporated in the Cayman Islands, which currently levies no corporate income tax; accordingly, no income tax benefit is recognized on the losses incurred by the Cayman Islands parent, which is reflected as a foreign rate differential in the effective tax rate reconciliation below.

For the three and nine months ended June 30, 2026, the Company recognized pre-tax income of $46,637 and a pre-tax net loss of $690,384, respectively, and recorded income tax expense of $0 for both periods. The Company accounts for income taxes in interim periods pursuant to ASC 740-270, Interim Reporting, by estimating an annual effective tax rate (“AETR”) for the full fiscal year and applying it to year-to-date pre-tax income or loss, with adjustments for discrete items. For the fiscal year ending September 30, 2026, management estimated the AETR to be 0% because it is more likely than not that the deferred tax assets arising from the projected U.S. net operating loss will not be realized; accordingly, a full valuation allowance is expected to offset those deferred tax assets, and no income tax expense or benefit was recorded for the three or nine months ended June 30, 2026. The Company’s U.S. operating subsidiary generated a small year-to-date pre-tax profit for the nine months ended June 30, 2026, which absorbed the net operating loss generated in the first half of the fiscal year; as a result, no net operating loss carryforward or related deferred tax asset remained at June 30, 2026. For the three and nine months ended June 30, 2025 (comparative periods), the Company applied the fiscal year 2025 actual effective tax rate of approximately 22.3% under the AETR method, recording an income tax benefit of $14,512 and $1,868, respectively, reflecting the pre-tax loss incurred in the fiscal 2025 third quarter.

The Company is subject to the California franchise tax, equal to the greater of (i) an income-based tax at the enacted rate of 8.84% applied to California-apportioned taxable income, or (ii) a minimum franchise tax of $800. For the fiscal year ending September 30, 2026, the Company is in a pre-tax loss position; accordingly, the $800 minimum franchise tax applies rather than the income-based tax and will be recognized in the fourth quarter of fiscal 2026 upon filing. During the three months ended June 30, 2026, the Company paid $800 with the extension of its fiscal year 2025 California return, which was applied against the income tax payable balance.

The components of income tax expense (benefit) for the periods presented are as follows:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2026	2025	2026	2025
Current:
Federal	$—	$(13,666)	$—	$(1,759)
State (California)	—	(846)	—	(109)
Total current	$—	$(14,512)	$—	$(1,868)
Deferred:
Federal	159,711	$—	$4,937	$—
State (California)	53,113	—	1,642	—
Total deferred	212,824	—	6,579	—
Valuation allowance	(212,824)	—	(6,579)	—
Total income tax expense (benefit)	$—	$(14,512)	$—	$(1,868)

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate for the periods presented is as follows:

	Three Months Ended June 30, 2026	Three Months Ended June 30, 2025	Nine Months Ended June 30, 2026	Nine Months Ended June 30, 2025
Federal income tax at statutory rate	21.0%	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	6.98%	6.98%	6.98%	6.98%
Foreign rate differential (Cayman Islands)	428.4%	—	(28.94)%	—
State apportionment and annual rate differential	—	(5.68)%	—	(5.68)%
Change in valuation allowance	(456.3)%	—	0.95%	—
Effective income tax rate	0.0%	22.3%	0.0%	22.3%

Goodvision California generated a U.S. net operating loss during the first half of the fiscal year, against which a full valuation allowance was recorded. That interim net operating loss was fully absorbed by the subsidiary’s year-to-date pre-tax income and, as a result, no net operating loss carryforward or related deferred tax asset remained as of June 30, 2026. Federal net operating losses generated after December 31, 2017 may be carried forward indefinitely, subject to an 80% taxable income limitation. California net operating losses are generally carried forward for 20 years. Any deferred tax assets that arise remain subject to a full valuation allowance, as it is more likely than not that such assets will not be realized. No deferred taxes arise in the Cayman Islands. The tax effects of temporary differences giving rise to deferred tax assets are as follows:

	June 30, 2026	September 30, 2025
Net operating loss carryforward	$—	$—
Gross deferred tax assets	—	—
Less: Valuation allowance	—	—
Net deferred tax assets	$—	$—

Income tax payable of $30,641 as of June 30, 2026 represents accrued federal and state income taxes from prior fiscal years, comprising a fiscal year 2024 accrual of $7,901 and a fiscal year 2025 accrual of $23,540, less the $800 California extension payment made in April 2026. Income tax payable is included within accrued expenses and other payables on the condensed consolidated balance sheets. The following table presents a rollforward of income tax payable:

Amount
Balance at September 30, 2025	$31,441
Current period income tax expense	—
Payments made	(800)
Balance at June 30, 2026	$30,641

The Company applies the provisions of ASC 740-10 in accounting for uncertain tax positions. As of June 30, 2026 and September 30, 2025, the Company had no material unrecognized tax benefits, and management does not anticipate any significant change in unrecognized tax benefits within the next twelve months. The Company files income tax returns in the U.S. federal jurisdiction and with the State of California. The Company’s federal income tax returns for tax years 2021 and forward remain subject to examination, and its California income tax returns for tax years 2020 and forward remain subject to examination. The Company is not currently under examination by the Internal Revenue Service or the California Franchise Tax Board.

9.	INCOME TAXES

The Company accounts for income taxes in accordance with Accounting Standards Codification (“ASC”) 740, Income Taxes. Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the years in which those temporary differences are expected to reverse. The Company files its federal and state income tax returns on a calendar-year basis; however, income tax expense and related balances are computed for financial reporting purposes based on the fiscal periods presented in accordance with ASC 740.

The Company is subject to U.S. federal income taxes and California state income and franchise taxes. California imposes a franchise tax on corporations for the privilege of doing business in the state, which is calculated as the greater of an income-based tax at the enacted rate or a minimum franchise tax of $800. The California franchise tax is classified as income tax expense for financial reporting purposes.

GOODVISION, INC. NOTES TO THE FINANCIAL STATEMENTS FOR THE YEARS ENDED SEPTEMBER 30, 2025 AND 2024 (Expressed in U.S. Dollars)

The Company evaluates temporary differences and recognizes deferred tax assets and liabilities when such differences are material. As presented, deferred tax expense (benefit) is derived from the change in net deferred tax assets/(liabilities) between fiscal years.

The components of income tax expense for the fiscal years ended September 30, 2025 and 2024 are as follows:

	For the Fiscal Years Ended September 30,
	2025	2024

Federal
Current	$21,890	$7,101
Deferred	-	-
State
Current	1,650	800
Deferred	-	-
Income tax expense	23,540	7,901

The Company’s effective tax rate differs from the U.S. federal statutory rate primarily due to state income taxes. State income taxes are presented net of the related federal income tax benefit in the effective tax rate reconciliation.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the periods shown are as follows:

	For the Fiscal Years Ended
	September 30, 2025	September 30, 2024

Federal income tax at statutory rate	21.0%	21.0%
State income tax, net of federal impact	1.3%	1.9%
Permanent differences	0.0%	0.0%
Return to provision adjustments	0.0%	0.0%
Change in valuation allowance	0.0%	0.0%
Effective income tax rate	22.3%	22.9%

The Company assesses the realizability of deferred tax assets and records a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. Management considered available positive and negative evidence, including historical operating results, forecasts of future taxable income, and feasible tax planning strategies in evaluating the need for a valuation allowance.

For the Fiscal Years Ended
Valuation Allowance	September 30, 2025	September 30, 2024

Beginning balance	-	-
Change during the year	-	-
Ending Balance	-	-

GOODVISION, INC. NOTES TO THE FINANCIAL STATEMENTS FOR THE YEARS ENDED SEPTEMBER 30, 2025 AND 2024 (Expressed in U.S. Dollars)

No valuation allowance was recorded as management determined it is more likely than not that no deferred tax assets existed as of the reporting dates.

The Company recognizes uncertain tax positions in accordance with ASC 740-10. The Company did not record any material unrecognized tax benefits as of September 30, 2025 and 2024. The Company’s policy is to recognize interest and penalties related to uncertain tax positions, if any, within income tax expense.

For the Fiscal Years Ended
Unrecognized tax benefits	September 30, 2025	September 30, 2024

Beginning balance	-	-
Change during the year	-	-
Ending Balance	-	-

The Company did not have any unrecognized tax benefits as of September 30, 2025 or 2024.

The Company files income tax returns in the U.S. federal jurisdiction and California. Tax years generally remain subject to examination by tax authorities for a period of three to four years from the date the returns are filed, depending on the jurisdiction and specific circumstances.